Pension And Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Pension And Postretirement Benefits
Schedule Of Plan Obligations In Excess Of Plan Assets
	Pension Benefits		Postretirement Benefits
	2014	2013	2014	2013
Benefit obligation at beginning of year	$56,560	$58,911	$30,285	$37,431
Service cost - benefits earned during the period	1,134	1,321	233	352
Interest cost on projected benefit obligation	2,470	2,429	1,458	1,532
Amendments	(73)	-	(617)	(4,460)
Actuarial (gain) loss	6,269	(2,390)	1,822	(2,098)
Special termination benefits	17	255	-	1
Benefits paid	(6,543)	(3,966)	(2,298)	(2,473)
Transfer for sale of Connecticut wireline operations	(293)	-	(174)	-
Plan transfers	2	-	-	-
Benefit obligation at end of year	$59,543	$56,560	$30,709	$30,285

	Pension Benefits		Postretirement Benefits
	2014	2013	2014	2013
Current portion of employee benefit obligation[1]	$-	$-	$(1,842)	$(1,949)
Employee benefit obligation[2]	(14,380)	(9,322)	(21,021)	(19,376)
Net amount recognized	$(14,380)	$(9,322)	$(22,863)	$(21,325)
[1] Included in "Accounts payable and accrued liabilities."
[2] Included in "Postemployment benefit obligation."

	2014	2013
Projected benefit obligation	$(2,458)	$(2,280)
Accumulated benefit obligation	(2,410)	(2,227)
Fair value of plan assets	-	-

Schedule Of Defined Benefit Plan And Postretirement Benefits Disclosure
	Pension Benefits		Postretirement Benefits
	2014	2013	2014	2013
Fair value of plan assets at beginning of year	$47,238	$45,060	$8,960	$9,295
Actual return on plan assets	4,213	5,935	384	1,347
Benefits paid[1]	(6,543)	(3,966)	(1,498)	(1,682)
Contributions	562	209	-	-
Transfer for sale of Connecticut wireline operations	(308)	-	-	-
Other	1	-	-	-
Fair value of plan assets at end of year[3]	45,163	47,238	7,846	8,960
Unfunded status at end of year[2]	$(14,380)	$(9,322)	$(22,863)	$(21,325)
[1]	At our discretion, certain postretirement benefits may be paid from AT&T cash accounts, which does not reduce
Voluntary Employee Benefit Association (VEBA) assets. Future benefit payments may be made from VEBA trusts and thus reduce those asset balances.
[2]	Funded status is not indicative of our ability to pay ongoing pension benefits or of our obligation to fund retirement trusts.
Required pension funding is determined in accordance with the Employee Retirement Income Security Act of 1974, as amended (ERISA) regulations.
[3]	Net assets available for benefits were $54,184 at December 31, 2014 and $56,447 at December 31, 2013 and include the preferred equity interest in AT&T Mobility II LLC discussed below, which was valued at $9,021 and $9,209, respectively.

	2014	2013
Plan assets recognized in the consolidated financial statements	$45,163	$47,238
Preferred equity interest in Mobility	9,021	9,209
Net assets available for benefits	$54,184	$56,447

	Pension Benefits			Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Service cost – benefits earned during the period	$1,134	$1,321	$1,216	$233	$352	$336
Interest cost on projected benefit obligation	2,470	2,429	2,800	1,458	1,532	1,725
Expected return on assets	(3,380)	(3,312)	(3,520)	(653)	(706)	(811)
Amortization of prior service credit	(94)	(94)	(15)	(1,448)	(1,161)	(927)
Actuarial (gain) loss	5,419	(5,013)	5,206	2,093	(2,738)	4,247
Net pension and postretirement (credit) cost	$5,549	$(4,669)	$5,687	$1,683	$(2,721)	$4,570

	Pension Benefits			Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Balance at beginning of year	$583	$641	$92	$6,812	$4,766	$3,655
Prior service (cost) credit	45	-	559	383	2,765	1,686
Amortization of prior service credit	(58)	(58)	(10)	(898)	(719)	(575)
Reclassification to income of prior service credit	5	-	-	(40)	-	-
Total recognized in other comprehensive (income) loss	(8)	(58)	549	(555)	2,046	1,111
Balance at end of year	$575	$583	$641	$6,257	$6,812	$4,766

Net Periodic Benefit Cost	2014	2013	2012
Service cost – benefits earned during the period	$7	$9	$10
Interest cost on projected benefit obligation	109	101	116
Amortization of prior service cost (credit)	(1)	-	-
Actuarial (gain) loss	243	(106)	230
Net supplemental retirement pension cost	$358	$4	$356

Other Changes Recognized in Other Comprehensive Income	2014	2013	2012
Prior service (cost) credit	$(11)	$(1)	$(1)
Amortization of prior service cost (credit)	(1)	-	-
Total recognized in other comprehensive (income) loss (net of tax)	$(12)	$(1)	$(1)

Schedule Of Assumptions In Determining The Projected Benefit Obligation And Net Pension And Postretirement Benefit Cost
	Pension Benefits			Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Weighted-average discount rate for determining projected benefit obligation at December 31	4.30%	5.00%	4.30%	4.20%	5.00%	4.30%
Discount rate in effect for determining net cost[1]	4.60%	4.30%	5.30%	5.00%	4.30%	5.30%
Long-term rate of return on plan assets	7.75%	7.75%	8.25%	7.75%	7.75%	8.25%
Composite rate of compensation increase for determining projected benefit obligation	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Composite rate of compensation increase for determining net pension cost (benefit)	3.00%	3.00%	4.00%	3.00%	3.00%	4.00%
[1]	Weighted-average discount rate of 5.00% in effect from January 1, 2014 through September 30, 2014. Discount rate of 3.50% in effect from October 1, 2014 through December 31, 2014.

The Effect Of A One Percentage-Point Change In The Assumed Combined Medical And Dental Cost Trend Rate
	One Percentage-	One Percentage-
	Point Increase	Point Decrease
Increase (decrease) in total of service and interest cost components	$79	$(67)
Increase (decrease) in accumulated postretirement benefit obligation	796	(707)

Schedule Of Defined Benefit Plan Targeted And Actual Plan Asset Allocations
	Pension Assets					Postretirement (VEBA) Assets
	Target			2014	2013	Target			2014	2013
Equity Securities:
Domestic	21%	-	31%	23%	25%	24%	-	34%	29%	25%
International	10%	-	20%	14	16	15%	-	25%	20	20
Fixed income securities	34%	-	44%	38	33	24%	-	34%	29	24
Real assets	6%	-	16%	11	11	0%	-	6%	1	1
Private equity	4%	-	14%	12	12	0%	-	8%	3	4
Other	0%	-	5%	2	3	12%	-	22%	18	26
Total				100%	100%				100%	100%

Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level
Pension Assets and Liabilities at Fair Value as of December 31, 2014
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$45	$-	$-	$45
Interest bearing cash	-	127	-	127
Foreign currency contracts	-	25	-	25
Equity securities:
Domestic equities	8,613	74	-	8,687
International equities	4,805	171	-	4,976
Fixed income securities:
Asset-backed securities	-	610	1	611
Mortgage-backed securities	-	1,741	-	1,741
Collateralized mortgage-backed securities	-	418	-	418
Collateralized mortgage obligations/REMICS	-	531	-	531
Corporate and other fixed income instruments and funds	97	7,210	441	7,748
Government and municipal bonds	145	4,876	-	5,021
Private equity funds	-	-	5,399	5,399
Real estate and real assets	-	-	4,845	4,845
Commingled funds	-	5,823	2	5,825
Securities lending collateral	310	3,140	-	3,450
Receivable for variation margin	6	-	-	6
Purchased options	1	-	-	1
Assets at fair value	14,022	24,746	10,688	49,456
Investments sold short and other liabilities at fair value	(650)	(260)	-	(910)
Total plan net assets at fair value	$13,372	$24,486	$10,688	$48,546
Other assets (liabilities)[1]				(3,383)
Total Plan Net Assets				$45,163
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2014
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$278	$1,198	$-	$1,476
Equity securities:
Domestic equities	1,606	-	-	1,606
International equities	1,405	-	-	1,405
Fixed income securities:
Asset-backed securities	-	46	-	46
Collateralized mortgage-backed securities	-	113	-	113
Collateralized mortgage obligations	-	50	1	51
Corporate and other fixed income instruments and funds	-	397	-	397
Government and municipal bonds	-	614	1	615
Commingled funds	-	1,960	1	1,961
Private equity assets	-	-	218	218
Real assets	-	-	96	96
Securities lending collateral	-	173	-	173
Total plan net assets at fair value	$3,289	$4,551	$317	$8,157
Other assets (liabilities)[1]				(311)
Total Plan Net Assets				$7,846
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Pension Assets and Liabilities at Fair Value as of December 31, 2013
	Level 1	Level 2	Level 3	Total
Non-interest bearing cash	$65	$-	$-	$65
Interest bearing cash	-	324	-	324
Foreign currency contracts	-	3	-	3
Equity securities:
Domestic equities	9,841	3	-	9,844
International equities	6,431	7	-	6,438
Fixed income securities:
Asset-backed securities	-	553	3	556
Mortgage-backed securities	-	2,470	-	2,470
Collateralized mortgage-backed securities	-	364	-	364
Collateralized mortgage obligations/REMICS	-	514	-	514
Corporate and other fixed income instruments and funds	154	5,147	540	5,841
Government and municipal bonds	15	4,566	-	4,581
Private equity funds	-	-	5,724	5,724
Real estate and real assets	-	-	5,194	5,194
Commingled funds	-	6,358	4	6,362
Securities lending collateral	390	3,074	-	3,464
Receivable for variation margin	12	-	-	12
Assets at fair value	16,908	23,383	11,465	51,756
Investments sold short and other liabilities at fair value	(619)	(5)	-	(624)
Total plan net assets at fair value	$16,289	$23,378	$11,465	$51,132
Other assets (liabilities)[1]				(3,894)
Total Plan Net Assets				$47,238
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Postretirement Assets and Liabilities at Fair Value as of December 31, 2013
	Level 1	Level 2	Level 3	Total
Interest bearing cash	$405	$2,073	$-	$2,478
Equity securities:
Domestic equities	1,609	-	-	1,609
International equities	1,527	-	-	1,527
Fixed income securities:
Asset-backed securities	-	35	2	37
Collateralized mortgage-backed securities	-	110	-	110
Collateralized mortgage obligations	-	53	3	56
Corporate and other fixed income instruments and funds	-	367	18	385
Government and municipal bonds	-	558	1	559
Commingled funds	-	1,899	2	1,901
Private equity assets	-	-	309	309
Real assets	-	-	111	111
Securities lending collateral	19	372	-	391
Foreign exchange contracts receivable	3	-	-	3
Assets at fair value	3,563	5,467	446	9,476
Foreign exchange contracts payable	3	-	-	3
Liabilities at fair value	3	-	-	3
Total plan net assets at fair value	$3,560	$5,467	$446	$9,473
Other assets (liabilities)[1]				(513)
Total Plan Net Assets				$8,960
[1]	Other assets (liabilities) include amounts receivable, accounts payable and net adjustment for securities lending payable.

Summary of Changes In The Fair Value Of The Level 3 Pension And Postretirement Assets
Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$547	$5,724	$5,194	$11,465
Realized gains (losses)	-	41	696	806	1,543
Unrealized gains (losses)	-	(1)	(76)	(246)	(323)
Transfers in	-	-	-	22	22
Transfers out	-	(3)	(22)	-	(25)
Purchases	1	55	531	678	1,265
Sales	(1)	(195)	(1,454)	(1,609)	(3,259)
Balance at end of year	$-	$444	$5,399	$4,845	$10,688

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$26	$309	$111	$446
Realized gains (losses)	-	45	(3)	42
Unrealized gains (losses)	1	(29)	11	(17)
Transfers out	(1)	-	-	(1)
Purchases	-	6	-	6
Sales	(23)	(113)	(23)	(159)
Balance at end of year	$3	$218	$96	$317

Pension Assets	Equities	Fixed Income Funds	Private Equity Funds	Real Estate and Real Assets	Total
Balance at beginning of year	$-	$1,042	$5,797	$4,766	$11,605
Realized gains (losses)	(3)	53	390	122	562
Unrealized gains (losses)	3	(8)	546	525	1,066
Transfers in	-	5	-	-	5
Transfers out	-	(442)	-	-	(442)
Purchases	-	75	1,214	354	1,643
Sales	-	(178)	(2,223)	(573)	(2,974)
Balance at end of year	$-	$547	$5,724	$5,194	$11,465

Postretirement Assets	Fixed Income Funds	Private Equity Funds	Real Assets	Total
Balance at beginning of year	$21	$343	$110	$474
Realized gains (losses)	-	2	12	14
Unrealized gains (losses)	1	58	4	63
Transfers in	1	-	-	1
Transfers out	(1)	-	-	(1)
Purchases	5	89	27	121
Sales	(1)	(183)	(42)	(226)
Balance at end of year	$26	$309	$111	$446

Estimated Future Benefit Payments
	Pension Benefits	Postretirement Benefits
2015	$5,741	$2,134
2016	4,184	2,063
2017	4,144	2,000
2018	4,066	1,962
2019	4,010	1,952
Years 2020 - 2024	19,753	9,324